Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial liabilities based on contractual undiscounted payments
	2019
$000	Less than 3 months	3 to 12 months	Total
Trade and other payables	579	3,612	4,191
Related party payables	264	330	596
Total	843	3,942	4,787